Gross Billings, Based on Billing Address of Clients or Client Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Gross Billings	$ 990,561	$ 529,975	$ 201,804
UNITED STATES
Segment Reporting Information [Line Items]
Gross Billings	868,877	477,585	172,877
International
Segment Reporting Information [Line Items]
Gross Billings	$ 121,684	$ 52,390	$ 28,927